Supplement Dated November 8, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated November 8, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective November 8, 2013, for the summary prospectus for JNL/American Funds Global Bond Fund, please delete the table entitled “Portfolio Managers” and replace it with the following:

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Mark H. Dalzell	May 2010	Senior Vice President – Fixed Income, CRMC
Thomas H. Hogh	May 2010	Senior Vice President – Fixed Income, Capital Research Company (“CRC”)
Marcus B. Linden	November 2013	Senior Vice President – Fixed Income, CRC
Robert H. Neithart	November 2013	Senior Vice President – Fixed Income, CRMC

Effective October 25, 2013, for the summary prospectus for JNL/Eastspring Investments Asia ex-Japan Fund, please delete the table entitled “Portfolio Managers” and replace it with the following:

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Hugh Maxwell-Davis	October 2013	Portfolio Manager

Effective November 8, 2013, for the prospectus for JNL/American Funds Global Bond Fund, please delete the third and fourth bullets after the first paragraph in the section entitled “Portfolio Management of the Master Fund” and replace it with the following:

•	Marcus B. Linden is a Senior Vice President of Fixed Income, CRC and has been an investment professional for 18 years in total; 17 years with CRMC or its affiliates.

•	Robert H. Neithart is a Senior Vice President, CRMC and has been an investment professional for 26 years in total; all with CRMC or its affiliates.

Effective October 25, 2013, for the prospectus for the JNL/Eastspring Investments Asia ex-Japan Fund, please delete the second paragraph entitled “The Sub-Adviser and Portfolio Management” and replace it with the following:

Hugh Maxwell-Davis is a Portfolio Manager in the Asia Equity team at Eastspring Investments (Singapore) Limited. Mr. Maxwell-Davis is the team leader of the Asia Pacific focus team and joined Eastspring Investments in 2007. Previously, Mr. Maxwell-Davis was an Australian banking analyst for Morgan Stanley and Credit Suisse for 11 years. Mr. Maxwell-Davis has over 18 years of investment experience. Previously he worked for KPMG in Australia for 5 years where he qualified as a Chartered Accountant. Mr. Maxwell-Davis holds a Bachelor’s degree in Commerce from Melbourne University.

This Supplement is dated November 8, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 09/13, JMV2731 04/13, JMV8037 04/13, JMV9476L 09/13, VC5825 04/13, VC5885 04/13, VC5884 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV9476LNY 09/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, JMV8037NY 04/13, NV3784 04/13, HR105 04/13 and VC4220 04/13.)

Supplement Dated November 8, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective October 25, 2013, on page 109, please delete the table for the JNL/Eastspring Investments Asia ex-Japan Fund in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

The following table reflects information as of September 30, 2013:

JNL/Eastspring Investments Asia ex-Japan Fund
Hugh Maxwell-Davis	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	1	$128
other pooled investment vehicles:	2	$1,423
other accounts:	3	$3,493

Effective October 25, 2013, on page 110, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/Eastspring Investments Asia ex-Japan Fund” in its entirety and replace it with the following:

Security Ownership of Portfolio Manager for the JNL/Eastspring Investments Asia ex-Japan Fund

Security Ownership of Portfolio Managers	Hugh Maxwell-Davis
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective November 8, 2013, on page 192, please delete the table entitled “AFIS Master Global Bond Fund” in its entirety and replace it with the following:

AFIS Master Global Bond Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Mark H. Dalzell	3	$56.8	0	$0	66	$2.83
Thomas H. Hogh	5	$67.9	1	$0.11	1	$0.09
Marcus B. Linden	3	$36.2	0	$0	0	$0
Robert H. Neithart	6	$73.9	6	$3.32	154	$6.70

This Supplement is dated November 8, 2013.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX__________ 11/13